THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6000

June 13, 2006

EDGAR CORRESPONDENCE

Linda B. Stirling, Esq.

Senior Counsel

Securities and Exchange Commission

450 5th Street, NW, 5-6

Washington, DC 20549

Re: Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Linda:

We are enclosing Post-Effective Amendment No. 67 (“PEA No. 67”) to the registration statement on Form N-1A of Unified Series Trust (the “Trust”), in respect of its series The Symphony Wealth Management Ovation (the “Fund”).

The purpose of this filing is to broaden the scope of permissible principal investments for the Fund by including direct investments in fixed income securities, rather than through fixed income ETFs only. PEA 67 incorporates changes previously disclosed in a supplement to the Fund’s Prospectus and SAI to denoting that the Fund is not currently offering Class C shares. The filing also incorporates certain non-material updating changes.

Please note that the Fund’s prospectus and SAI were reviewed last year by the Staff as Post-Effective Amendment No. 46, filed pursuant to Rule 485(a)(1) on September 22, 2005 (accession number 0001035449-05-000574). Pursuant to Release No. IC-13768, we respectfully request that PEA No. 67 be afforded expedited review, limited to those sections that contain material changes, which is as follows:

PROSPECTUS - Principal Strategies

The Fund’s target effective date with respect to PEA No. 67 is July 17, 2006. We therefore respectfully request your comments on or before Friday July 10th, 2006.

If you have any questions regarding this letter, please contact me at Dee Anne Sjögren at (314) 552-6295 or Rita Kazembe at (314) 552-6077.

Sincerely,

THOMPSON COBURN LLP

By: /s/ Rita Kazembe